OTHER LONG-TERM ASSETS (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Prepaid expenses and deposits	$ 889	$ 766
Deferred tax assets, net	828	276
Total other long term assets	$ 1,717	$ 1,042